Related parties disclosure (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables	$ 109	$ 119
Payables	1,837	202
Net expenses	967	2,181	$ 2,762
Net income	32	331	1,381
Carlos Moreira
Receivables	0	0
Payables	1,580	0
Net expenses	0	0	0
Net income	0	0	209
Maryla Shingler-Bobbio
Receivables	0	0
Payables	0	0
Net expenses	0	123	80
Net income	0	0	0
Philippe Doubre
Receivables	0	0
Payables	0	40
Net expenses	86	114	80
Net income	0	0	0
Juan Hernández Zayas
Receivables	0	0
Payables	0	37
Net expenses	52	165	88
Net income	0	0	0
Thomas Hürlimann
Receivables	0	0
Payables	0	16
Net expenses	0	63	24
Net income	0	0	0
Dourgam Kummer
Receivables	14	0
Payables	0	2
Net expenses	0	52	264
Net income	0	0	0
David Fergusson
Receivables	0	0
Payables	0	22
Net expenses	119	161	47
Net income	0	0	0
Eric Pellaton
Receivables	0	0
Payables	0	0
Net expenses	42	0	0
Net income	0	0	0
Jean-Philippe Ladisa
Receivables	0	0
Payables	0	0
Net expenses	61	0	0
Net income	0	0	0
Roman Brunner
Receivables	0	0
Payables	0	0
Net expenses	0	426	242
Net income	0	87	0
Anthony Nagel
Receivables	0	0
Payables	0	0
Net expenses	0	5	164
Net income	0	58	0
Harald Steger
Receivables	0	0
Payables	0	0
Net expenses		0	445
Net income	0	0	0
Don Tapscott
Receivables	0	0
Payables	0	0
Net expenses	8	0	394
Net income	0	0	0
Wei Wang
Receivables	0	0
Payables	0	0
Net expenses	0	0	187
Net income	0	10	0
OISTE
Receivables	95	119
Payables	172	0
Net expenses	374	219	221
Net income	32	140	0
Edmund Gibbons Limited
Receivables	0	0
Payables	0	0
Net expenses	0	479	173
Net income	0	36	434
Terra Ventures Inc
Receivables	0	0
Payables	33	33
Net expenses	0	0	0
Net income	0	0	0
SAI LLC (SBT Ventures)
Receivables	0	0
Payables	34	33
Net expenses	0	0	0
Net income	0	0	0
GSP Holdings Ltd
Receivables	0	0
Payables	18	17
Net expenses	0	0	0
Net income	0	0	0
Indian Potash Limited
Receivables	0	0
Payables	0	0
Net expenses	0	0	0
Net income	0	0	42
ACXIT Capital
Receivables	0	0
Payables	0	0
Net expenses	0	0	0
Net income	0	0	696
Philippe Gerwill
Receivables	0	0
Payables	0	0
Net expenses	0	14	0
Net income	0	0	0
Related Parties of Carlos Moreira
Receivables	0	0
Payables	0	2
Net expenses	223	360	0
Net income	0	0	0
Todd Ruppert
Receivables	0	0
Payables	0	0
Net expenses	0	0	353
Net income	0	0	0
Cristina Dolan
Receivables	0	0
Payables	0	0
Net expenses	1	0	0
Net income	0	0	0
Maria Pia Aqueveque Jabbaz
Receivables	0	0
Payables	0	0
Net expenses	1	0	0
Net income	$ 0	$ 0	$ 0